Risk Management and Financial Instruments (Details) - Schedule of Assets and Liabilities Exposed to Floating Interest Rates - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net exposure to the CDI rate:
Net exposure to the CDI rate	$ (468,276)	$ (731,190)	$ (891,860)
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(481,785)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(90,224)	(480,617)	(110,531)
Assets exposure to the CPI rate:
Assets exposure to the CPI rate	16,133	49,144	40,469
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(2,762)	(283,886)	(161,410)
Liabilities exposure to the TJLP rate:
Liabilities exposure to the TJLP rate		(771)	(647)
CRA – Agribusiness Credit Receivable Certificates [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		(60,676)	(5,882)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,843,390)	(2,101,681)	(1,609,636)
Credit note – export [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(2,266)	(217,648)	(441,125)
Rural – Credit note – Prefixed [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(150)	(1,208)	(800)
Related party transactions [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	166	624	1,502
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	105,625	117,930	104,100
CDB-DI (Bank certificates of deposit) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	1,124,949	943,526	676,961
Margin cash [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	90,761	31,566	74,237
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	18,506	51,751	15,237
Assets exposure to the CPI rate:
Assets exposure to the CPI rate	16,133	49,144	40,469
Treasury bills [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate			23,774
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	22,820	27,716	14,767
Subtotal [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	1,213,460	696,184	328,667
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(777,138)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,696,439)	(1,904,284)	(1,475,532)
Derivatives (Swap) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(1,681,736)	(1,427,374)	(1,220,527)
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			295,353
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	1,606,215	1,423,667	1,365,001
Prepayment [Member]
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(292,209)
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate		(280,971)	(161,410)
FINIMP [Member]
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(2,823)
PPC term loan [Member]
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(478,916)
Working capital – Dollar [Member]
Liabilities exposure to the LIBOR rate:
Liabilities exposure to the LIBOR rate			(3,190)
Prepayment exchange agreement [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	$ (2,762)	(2,915)
Working Capital [Member]
Liabilities exposure to the TJLP rate:
Liabilities exposure to the TJLP rate		$ (771)	$ (647)